Asset Impairment Charges (Reversals) - Detailed Information About Property, Plant, and Equipment (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Asset impairment charges (reversals)	$ 46	$ (48)	$ 9
Corporate | Kaybob Cogeneration Project
Disclosure of detailed information about property, plant and equipment [line items]
Asset impairment charges (reversals)	0	0	(2)
Hydro
Disclosure of detailed information about property, plant and equipment [line items]
Asset impairment charges (reversals)	0	(10)	21
Wind and Solar
Disclosure of detailed information about property, plant and equipment [line items]
Asset impairment charges (reversals)	0	(4)	43
Changes in decommissioning and restoration provisions on retired assets(1)
Disclosure of detailed information about property, plant and equipment [line items]
Asset impairment charges (reversals)	24	(34)	(53)
Project development costs
Disclosure of detailed information about property, plant and equipment [line items]
Asset impairment charges (reversals)	$ 22	$ 0	$ 0